Income Tax - Schedule of Income Before Provision for Income Taxes Geographic Locations (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Profit Before Income Taxes Attributable to Geographic Locations [Line Items]
Total profit before income taxes	$ 5,887,148	$ 10,066,560
Cayman Islands [Member]
Schedule of Profit Before Income Taxes Attributable to Geographic Locations [Line Items]
Total profit before income taxes	3,457,664	9,671,784
PRC [Member]
Schedule of Profit Before Income Taxes Attributable to Geographic Locations [Line Items]
Total profit before income taxes	2,429,410	394,705
BVI [Member]
Schedule of Profit Before Income Taxes Attributable to Geographic Locations [Line Items]
Total profit before income taxes	38	36
HK [Member]
Schedule of Profit Before Income Taxes Attributable to Geographic Locations [Line Items]
Total profit before income taxes	$ 36	$ 35